Convertible Debentures (Details Narrative) - Convertible Debenture [Member] - CAD ($)			1 Months Ended						12 Months Ended
	May 15, 2025	Apr. 02, 2024	Sep. 30, 2025	May 31, 2025	Apr. 30, 2024	Mar. 28, 2024	Feb. 29, 2024	Dec. 31, 2023	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024	Dec. 31, 2024	Oct. 31, 2024	Jul. 31, 2024	Jul. 01, 2024	May 31, 2024
Statement [Line Items]
Unsecured convertible debenture		$ 368,000			$ 30,000	$ 780,000	$ 65,000
Proceeds from issuances of convertible debentures								$ 300,000
Accretion expense on convertible debentures									$ 60,299	$ 138,438	$ 3,071
Transaction costs					4,545	19,906	8,955
Accrued interest	$ 41,090		$ 47,315						$ 26,011	74,589
Principal amount converted into common shares	4,090,904		2,973,151											2,983,699
Principal amount converted into common shares to purchase warrants	4,090,904		2,973,151											2,983,699
Principal amount carrying value of convertible debentures	$ 358,863		$ 259,984											$ 241,174
Principal amount	368,000		250,000							$ 295,000				295,000
Convertible debenture accrued interest														3,370
Warrants fair value	$ 97,935		$ 68,477		$ 2,145	$ 8,706	$ 3,755
Warrants					36,000	168,000	78,000
Brokers' fee					$ 2,400	$ 11,200	$ 5,200
Debenture interest rate, percentage		10.00%			10.00%	10.00%	10.00%	10.00%
Effective interest rate		13.60%			13.50%	13.40%	13.60%	15.10%
Debenture maturity date		April 1, 2026			April 29, 2026	March 27, 2026	February 28, 2026	June 30, 2025
Warrants maturity date		October 1, 2026			October 29, 2026	September 27, 2026	August 31, 2026	December 31, 2025
Conversion price per share		$ 0.10			$ 0.10	$ 0.10	$ 0.10	$ 0.10
Warrants exercise price		$ 0.10			$ 0.10	$ 0.10	$ 0.10	$ 0.10
Transactions Costs [Member]
Statement [Line Items]
Accrued interest				$ 993										$ 3,534		$ 3,534
Principal amount converted into common shares				9,932								300,000	300,000	3,035,342	350,000	3,035,342
Principal amount converted into common shares to purchase warrants				9,932								300,000	300,000	3,035,342	350,000	3,035,342
Principal amount carrying value of convertible debentures				$ 844								$ 24,559	$ 24,559	$ 263,498	$ 28,077	$ 263,498
Principal amount												$ 30,000	$ 30,000	$ 300,000	$ 35,000	$ 300,000
Warrants fair value				$ 149
Warrants maturity date					April 29, 2026	March 27, 2026	February 28, 2026
Warrants exercise price					$ 0.10	$ 0.10	$ 0.10